CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2019	Dec. 31, 2018
Common stock, par value	€ 0.01	€ 0.01
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	1,650,693,413	1,580,693,413
Common stock, shares outstanding	1,650,693,413	1,580,693,413